Document and Entity Information	Nov. 09, 2023
Cover [Abstract]
Entity Registrant Name	QUANTUM CORP /DE/
Amendment Flag	false
Entity Central Index Key	0000709283
Document Type	8-K
Document Period End Date	Nov. 09, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-13449
Entity Tax Identification Number	94-2665054
Entity Address, Address Line One	224 Airport Parkway
Entity Address, Address Line Two	Suite 550
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95110
City Area Code	(408)
Local Phone Number	944-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	QMCO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false